UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended:	March 31, 2002
Institutional Investment Manager Filing this Report:
	Name:		GW Capital, Inc.
	Address:	10900 N.E. Eighth Street, Suite 235
			Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by Who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:		Guy Watanabe
Title:	President
Phone:	425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington	April 10, 2002

Report Type:
[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	1

Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total:	17,362,000

FORM 13F INFORMATION TABLE
				TITLE/		VALUE	SHARES	VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP		x1000	PRN AMT	SOLE	SHRD	NONE
----------------------  ----- ---------   -----	------- 	----- ----	----
AOL TIME WARNER INC	COM	00184A105	733	31000	15000	0	16000
AMERICAN STATES WATER	COM	029899101	353	10000	0	0	10000
BRISTOL-MYER SQUIBB	COM	110122108	810	20000	10000	0	10000
CHICAGO BRIDGE & IRON	COM	167250109	921	31000	16000	0	15000
COMMUNITY HEALTH SYS	COM	203668108	663	30000	16000	0	14000
COMSTOCK RESOURCES	COM	205768203	665	87000	43000	0	44000
DQE   INCORPORATED	COM	23329J104	661	31000	15000	0	16000
FOREST OIL INCORPOR	COM	346091705	829	28000	16000	0	12000
FREMONT GENERAL CORP	COM	357288109	854	140000	65000	0	75000
GREY WOLF INCORPORATED	COM	397888108	634	160000	62000	0	98000
HANOVER COMPRESSOR	COM	410768105	810	45000	23000	0	22000
IMCO RECYCLING CORP	COM	449681105	712	80000	40000	0	40000
KINDRED HEALTH CORP	COM	494580103	9	225	125	0	100
MANOR CARE INCORPORATED	COM	564055101	676	29000	14000	0	15000
ONEOK INCORPORATED	COM	682680103	834	40000	20000	0	20000
OWENS-ILLINOIS INC	COM	690768403	1207	71000	39000	0	32000
POPE & TALBOT INC.	COM	732827100	733	50000	25000		25000
RANGE RESOURCES INC	COM	75281A109	675	130000	80000	0	50000
SIERRA HEALTH SVCS	COM	826322109	1046	80000	40000	0	40000
SOUTHWEST GAS CORP	COM	844895102	850	34000	16000	0	18000
SUPERIOR ENERGY SVCS	COM	868157108	905	90000	45000	0	45000
TYCO INTERNATIONAL	COM	902124106	743	23000	12000		11000
VENTAS INCORPORATED	COM	92276F100	569	45000	25000	0	20000
WEIS MARKETS INCORP	COM	948849104	470	15500	7500	0	8000